EQUITY - Interim dividend and interest on equity (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Controlling shareholders	R$ 5,547,948,000	R$ 5,029,389,000	R$ 4,085,013,000
Allocation to legal reserve	(277,397,000)	(251,470,000)
Tax incentives - not distributable	(113,352,000)	(99,132,000)
Adjusted net income	5,157,199,000	4,678,787,000
Interest on equity and dividends, gross amount	(3,105,000,000)	(2,586,000,000)
Interest on equity (gross)	(2,586,000,000)
Interim dividends			R$ (1,000,000,000)
Balance of unallocated net income	2,052,199,000	2,092,787,000
Unclaimed dividends and interest on equity	126,977,000	139,766,000
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	367,299,000	(99,160,000)
Income available to be distributed	1,446,891,000	1,730,972,000
Proposed additional dividends - Net income for the year	1,446,891,000	1,730,972,000
Mandatory minimum dividend - 25% of adjusted net income	1,289,300,000	1,169,697,000
Reserve for the share buyback program	(1,099,584,000)	(402,421,000)
Total Proposal for Distributions	R$ 1,446,891,000	R$ 1,730,972,000